Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Net income (loss) per common share (note 12)
Consulting fees	$ 276,049	$ 166,806	$ 846,604	$ 458,009